Consolidated Statement of Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Noninterest income
Total OTTI losses recorded on equity securities	$ 245	$ 352	$ 344
Debt securities [Member]
Noninterest income
Total OTTI losses recorded on debt securities	64	17	205
Total OTTI recorded as part of gross realized losses	63	28	262
Total losses (reversal of losses) recognized in OCI as non-credit-related impairment	$ 1	$ (11)	$ (57)